Other long-term liabilities	12 Months Ended
Mar. 31, 2016
Other long-term liabilities
Other long-term liabilities

14. Other long-term liabilities:

Other long-term liabilities as of March 31, 2015 and 2016 consist of the following:

	Yen in millions
	March 31
	2015	2016
Deferred tax liabilities (Note 16)	¥30,512	¥28,807
Other	6,593	6,619

	¥37,105	¥35,426

“Other” primarily consists of unrecognized tax benefits, accrued interest and penalty.